Organization and Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Organization and Significant Accounting Policies (Details) [Line Items]
Real Estate Joint Ventures And Limited Partnerships At Cost	$ 2,583.5	$ 2,465.9
Description Of Valuation Change Of Real Estate Related Assets	The independent fiduciary must also approve any valuation change of real estate-related assets where a property’s value changed by more than 6% from the most recent independent annual appraisal, or if the value of the Account would change by more than 4% within any calendar quarter or more than 2% since the prior calendar month.
Maximum Percentage Of Average Net Assets For All Account Level Expenses	2.50%
Restricted Cash and Cash Equivalents	20.4	46.0
Restatement Adjustment [Member]
Organization and Significant Accounting Policies (Details) [Line Items]
Real Estate Joint Ventures And Limited Partnerships At Cost	$ 41.2